Expenses by nature (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Personnel expenses
Salaries, fees and short-term benefits	$ 3,957	$ 4,170	$ 4,969
Share-based payments	196	288	47
Employee benefits expense	4,153	4,458	5,016
Amortization	2,307	2,170	2,057
Research and development	2,870	2,101	2,278
Manufacturing	160	261	163
Inventory material costs	8,400	7,051	6,211
Write-down (recovery) of inventory	(203)	277	38
Medical affairs	65	27	117
Administration	962	554	1,375
Selling and logistics	4,727	4,961	3,931
Professional fees	1,203	688	686
Expenses by nature	$ 24,644	$ 22,548	$ 21,872